WARRANT LIABILITY (Tables)	3 Months Ended
Jun. 30, 2022
Warrant Liability
Schedule of warrant liability

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2022	$6.64	33,888	$33
Exercise of warrants as of June 30, 2022	$6.64	–	–
Fair value adjustment as of June 30, 2022 (1) (2)	–	–	(1)
Warrants outstanding, June 30, 2022	$6.64	33,888	$32